UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number:  811-05385

DWS Value Series, Inc.
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154
(Address of principal executive offices)  (Zip code)

Paul Schubert
60 Wall Street
New York, NY 10005
(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 250-3220

Date of fiscal year end:  11/30

Date of reporting period:  2/28/2013

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of February 28, 2013 (Unaudited)

DWS Large Cap Value Fund
	Shares	Value ($)
Common Stocks 99.4%
Consumer Discretionary 7.7%
Automobiles 1.6%
Ford Motor Co.	1,850,000	23,328,500
Diversified Consumer Services 1.3%
H&R Block, Inc.	750,000	18,645,000
Media 4.0%
Comcast Corp. "A"	700,000	27,853,000
Time Warner, Inc.	400,000	21,268,000
Walt Disney Co.	200,000	10,918,000

		60,039,000
Multiline Retail 0.8%
Target Corp.	200,000	12,592,000
Consumer Staples 8.5%
Beverages 1.3%
PepsiCo, Inc.	250,000	18,942,500
Food & Staples Retailing 2.3%
CVS Caremark Corp.	475,000	24,282,000
Wal-Mart Stores, Inc.	150,000	10,617,000

		34,899,000
Food Products 1.1%
Kellogg Co. (a)	275,000	16,637,500
Household Products 2.2%
Procter & Gamble Co.	425,000	32,376,500
Tobacco 1.6%
Altria Group, Inc.	450,000	15,097,500
Philip Morris International, Inc.	100,000	9,175,000

		24,272,500
Energy 16.0%
Energy Equipment & Services 3.0%
Halliburton Co.	500,000	20,755,000
Helmerich & Payne, Inc.	200,000	13,252,000
Noble Corp.	300,000	10,746,000

		44,753,000
Oil, Gas & Consumable Fuels 13.0%
Apache Corp.	100,000	7,427,000
Chevron Corp.	375,000	43,931,250
ConocoPhillips	300,000	17,385,000
Exxon Mobil Corp.	650,000	58,207,500
Marathon Oil Corp.	600,000	20,100,000
Occidental Petroleum Corp.	250,000	20,582,500
Phillips 66	200,000	12,592,000
Suncor Energy, Inc.	450,000	13,612,500

		193,837,750
Financials 25.1%
Capital Markets 2.9%
Ameriprise Financial, Inc.	300,000	20,589,000
The Goldman Sachs Group, Inc.	150,000	22,464,000

		43,053,000
Commercial Banks 4.2%
PNC Financial Services Group, Inc.	400,000	24,956,000
U.S. Bancorp.	450,000	15,291,000
Wells Fargo & Co.	650,000	22,802,000

		63,049,000
Consumer Finance 1.2%
Capital One Financial Corp.	350,000	17,860,500
Diversified Financial Services 7.6%
Bank of America Corp.	2,500,000	28,075,000
Citigroup, Inc.	400,000	16,788,000
JPMorgan Chase & Co.	1,000,000	48,920,000
The NASDAQ OMX Group, Inc.	625,000	19,787,500

		113,570,500
Insurance 9.2%
Alleghany Corp.*	30,000	11,336,100
Chubb Corp.	225,000	18,906,750
Fidelity National Financial, Inc. "A"	700,000	17,458,000
HCC Insurance Holdings, Inc.	475,000	19,000,000
Lincoln National Corp.	500,000	14,770,000
MetLife, Inc.	600,000	21,264,000
PartnerRe Ltd.	225,000	20,079,000
Prudential Financial, Inc.	275,000	15,281,750

		138,095,600
Health Care 14.0%
Health Care Equipment & Supplies 2.2%
Baxter International, Inc.	200,000	13,520,000
Medtronic, Inc.	250,000	11,240,000
St. Jude Medical, Inc. (a)	200,000	8,200,000

		32,960,000
Health Care Providers & Services 2.6%
Aetna, Inc.	325,000	15,336,750
McKesson Corp.	225,000	23,879,250

		39,216,000
Pharmaceuticals 9.2%
Johnson & Johnson (a)	425,000	32,346,750
Merck & Co., Inc.	700,000	29,911,000
Pfizer, Inc.	1,650,000	45,160,500
Sanofi (ADR)	350,000	16,523,500
Teva Pharmaceutical Industries Ltd. (ADR)	350,000	13,090,000

		137,031,750
Industrials 9.1%
Aerospace & Defense 2.7%
Raytheon Co.	325,000	17,735,250
United Technologies Corp.	250,000	22,637,500

		40,372,750
Air Freight & Logistics 0.9%
FedEx Corp.	120,000	12,651,600
Industrial Conglomerates 3.7%
General Electric Co.	2,400,000	55,728,000
Machinery 1.8%
Caterpillar, Inc.	125,000	11,546,250
Stanley Black & Decker, Inc.	200,000	15,740,000

		27,286,250
Information Technology 6.1%
Communications Equipment 1.9%
Cisco Systems, Inc.	1,350,000	28,147,500
Computers & Peripherals 1.6%
Dell, Inc.	700,000	9,765,000
EMC Corp.*	600,000	13,806,000

		23,571,000
Semiconductors & Semiconductor Equipment 0.7%
Intel Corp.	500,000	10,425,000
Software 1.9%
Microsoft Corp.	650,000	18,070,000
Oracle Corp.	325,000	11,134,500

		29,204,500
Materials 4.1%
Chemicals 1.3%
LyondellBasell Industries NV "A"	100,000	5,862,000
Praxair, Inc. (a)	125,000	14,131,250

		19,993,250
Containers & Packaging 1.1%
Sonoco Products Co.	500,000	15,885,000
Metals & Mining 1.7%
BHP Billiton Ltd. (ADR) (a)	200,000	14,972,000
Newmont Mining Corp.	275,000	11,079,750

		26,051,750
Telecommunication Services 3.5%
Diversified Telecommunication Services
AT&T, Inc. (a)	1,100,000	39,501,000
CenturyLink, Inc.	350,000	12,134,500

		51,635,500
Utilities 5.3%
Electric Utilities 4.4%
American Electric Power Co., Inc.	450,000	21,055,500
Duke Energy Corp.	200,000	13,850,000
FirstEnergy Corp.	375,000	14,805,000
Southern Co.	350,000	15,753,500

		65,464,000
Multi-Utilities 0.9%
Dominion Resources, Inc.	250,000	14,000,000

Total Common Stocks (Cost $1,247,969,890)		1,485,575,700
Securities Lending Collateral 7.3%
Daily Assets Fund Institutional, 0.16% (b) (c) (Cost $108,986,725)	108,986,725	108,986,725
Cash Equivalents 0.5%
Central Cash Management Fund, 0.12% (b) (Cost $7,049,508)	7,049,508	7,049,508

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $1,364,006,123) †	107.2	1,601,611,933
Other Assets and Liabilities, Net	(7.2)	(108,064,746)

Net Assets	100.0	1,493,547,187

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security.
†
The cost for federal income tax purposes was $1,377,344,446.  At February 28, 2013, net unrealized appreciation for all securities based on tax cost was $224,267,487.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $263,040,180 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $38,772,693.

(a)	All or a portion of these securities were on loan. The value of securities loaned at February 28, 2013 amounted to $106,206,764 which is 7.1% of net assets.
(b)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
ADR: American Depositary Receipt

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of February 28, 2013 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks(d)	$1,485,575,700	$—	$—	$1,485,575,700
Short-Term Investments(d)	116,036,233	—	—	116,036,233
Total	$1,601,611,933	$—	$—	$1,601,611,933

There have been no transfers between fair value measurement levels during the period ended February 28, 2013.
(d)	See Investment Portfolio for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Large Cap Value Fund, a series of DWS Value Series, Inc.

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	April 19, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	April 19, 2013

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	April 19, 2013